Receivables	6 Months Ended
Jun. 30, 2022
Receivables [Abstract]
RECEIVABLES
5.	RECEIVABLES

As of June 30, 2022, accounts receivable consists of customer receivables, net a $300 allowance for doubtful accounts ($29,965) and GST receivable ($7,995). As of December 31, 2021, accounts receivable consists of customer receivables, net a $11,500 allowance for doubtful accounts ($90,808) and GST receivable ($32,809).